Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

On December 24, 2020, the Company issued an aggregate of 2,875,000 shares of common stock to the Sponsor for an aggregate purchase price of $25,000. Accordingly, as of December 31, 2020, the $25,000 payment due to the Company was recorded to the par value and additional paid-in-capital sections of the balance sheet. The agreement resulted in an aggregate of 2,875,000 shares of common stock held by the initial stockholders, of which an aggregate of up to 375,000 shares were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part. On February 4, 2022, the Sponsor forfeited 373,750 shares and as a result, there are currently 2,501,250 founder shares issued and outstanding. An aggregate of up to 326,250 of such shares was subject to forfeiture to the extent that the over-allotment option was not exercised by the underwriter in full or in part, so that the Sponsor will own 22.48% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders do not purchase any Units in the Initial Public Offering and excluding the representative and consultant shares). No shares were forfeited since the underwriter did exercise the over-allotment in full.

The Founder Shares are identical to the common stock previously included in the Units sold in the Initial Public Offering except that the Founder Shares are convertible under the circumstances described below and subject to certain transfer restrictions, as described in more detail below.

The Company’s initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) 180 days after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Units

The Sponsor, together with such other members, if any, of the Company’s executive management, directors, advisors or third party investors as determined by the Sponsors in its sole discretion, purchased, in the aggregate, 505,000 units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement which included a share of common stock and warrant to purchase three quarters of one share of common stock at an exercise price of $11.50 per share, subject to certain adjustments (“Private Placement Warrants” and together, the “Private Placement”) that occurred immediately prior to the Public Offering in such amounts as is required to maintain the amount in the Trust Account at $10.30 per Unit sold. The Sponsor agreed that if the over-allotment option was exercised by the underwriter in full or in part, the Sponsor and/or its designees shall purchase from us additional private placement units on a pro rata basis in an amount that is necessary to maintain in the trust account $10.30. Since the over-allotment was exercised in full, the Sponsor purchased 505,000 Private Placement Units. The purchase price of the Private Placement Units was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Units (including the warrants and common stock issuable upon exercise of the Private Placement Units) will not be transferable, assignable, or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the original holders or their permitted transferees. If the Private Placement Units are held by someone other than the original holders or their permitted transferees, the Private Placement Units will be redeemable by the Company and exercisable by such holders on the same basis as the Warrants included in the Units being sold in the Initial Public Offering. Otherwise, the Private Placement Units have terms and provisions that are substantially identical to those of the Warrants sold as part of the Units in the Initial Public Offering.

If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distributions to the public stockholders and the Warrants issued to the Sponsor will expire worthless.

Related Party Loans and Costs

In addition, in order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Working Capital Loans may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of the Working Capital Loans may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

In December 2022, the Company received $100,000 in cash proceeds from a member of the Board of Directors on an unsecured, non-interest bearing basis. This amount was included in Advances from related parties on the Company’s balance sheet as of December 31, 2022. In January 2023, the Company received an additional $300,000 in cash proceeds and entered into a note and warrant purchase agreement with the same member of the Board of Directors as mentioned in the preceding sentence and as further discussed in Note 8.

In addition, the Sponsor or an affiliate of the Sponsor or certain of the Company’s or Sponsor’s officers and directors may provide the Company with uncompensated advisory services.

In February 2022, the Company repaid the $88,200 in short-term advances from a stockholder of the Sponsor, and paid an additional $190,202 for expenses the individual incurred related to services provided by our Sponsor, included in Formation and operating costs on the Company’s statements of operations.

Following the IPO, effective April 14, 2022, the Company entered into an agreement with Rhone Merchant Resources Inc. (formerly known as Houston Natural Resources Inc.), a Company controlled by our Chairman and CEO, for services related to identifying potential business combination targets. The Company paid $275,000 up front related to this agreement in February 2022, and is included in Prepaid Expenses on the Company’s balance sheet. Based on the terms of the agreement, the prepaid expense is being amortized through the earlier of the one-year anniversary of the Company’s IPO, or the date the Business Combination is completed. As of September 30, 2023 and December 31, 2022, the unamortized balance of the prepaid balance was $0 and $37,089, respectively.

Administrative Service Agreement

The Company has agreed to pay $10,000 a month for office space, utilities and secretarial support provided by Rhone Merchant Resources Inc. (formerly known as Houston Natural Resources, Inc.), an affiliate of the Sponsor. The administrative services will commence on the date the securities are first listed on NYSE American and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. The Company paid $45,000 under this agreement during the nine months ended September 30, 2023, and owes the Sponsor $50,000 as of September 30, 2023.

Other

On December 8, 2021, the Board of Directors of the Company agreed to compensate the directors of the Company through the issuance of shares of the Company equal in value to $100,000 per director, which shall be payable and issued subject to one year of continued service to the Company commencing after the completion of the initial business combination (and which shall be pro-rated for any period less than one year of service).

On May 1, 2022, and effective April 6, 2022, the Company entered into a consulting agreement in the ordinary course of business with a stockholder who owns 400,000 non-redeemable common shares, whereby any business acquisition that the Company closes through referral by the consultant will entitle the consultant to a finder’s fee. During the year ended December 31, 2022, the Company also paid this stockholder $61,000 related to costs of capital associated with the Company’s IPO and $30,260 of acquisition related costs. During the year ended December 31, 2022, this stockholder paid expenses of $29,000 on behalf of the Company. The Company included the amount owed to the stockholder in Advances from related parties on the Company’s balance sheet as of December 31, 2022. These expenses were restructured into a promissory note as discussed in Note 8.

During the year ended December 31, 2022, the Company incurred and paid $15,000 to a company controlled by a member of the Board of Directors of the Company for due diligence costs of potential acquisition targets.

On February 14, 2023, the Company entered into a consulting agreement with Donald Orr, the Company’s President, which will become effective upon the closing of the MIPA for a term of three years. Under the agreement, the Company will pay Mr. Orr an initial cash amount of $25,000, an initial award of 60,000 shares of common stock , a monthly payment of $8,000 for the first year of the agreement and $12,000 per month for the remaining two years, and two grants, each consisting of restricted stock units (“RSUs”) calculated by dividing $150,000 by the stock price on the one year and two year anniversary of the initial Business Combination. Each of the RSU awards will vest upon the one year and two year anniversary of the grants. In the event of termination of Mr. Orr without cause, Mr. Orr will be entitled to 12 months of the monthly payment in effect at that time, and the RSU awards issued to Mr. Orr shall fully vest.

On February 15, 2023, the Company entered into a consulting agreement with Rhône Merchant House, Ltd. (“RMH Ltd”), a company control by the Company’s Chairman and CEO Donald H. Goree, which will become effective upon the closing of the MIPA for a term of three years. Under the agreement, the Company will pay to RMH Ltd an initial cash amount of $50,000, an initial award of 60,000 shares of common stock, a monthly payment of $22,000, and two grants, each consisting of RSUs calculated by dividing $250,000 by the stock price on the one year and two year anniversary of the initial Business Combination. Each of the RSU awards will vest upon the one year and two year anniversary of the grants. In the event of termination of RMH Ltd. without cause, RMH Ltd. will be entitled to $264,000, and the RSU awards issued to RMH Ltd. shall fully vest.

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

On December 24, 2020, the Company issued an aggregate of 2,875,000 shares of common stock to the Sponsor for an aggregate purchase price of $25,000. Accordingly, as of December 31, 2020, the $25,000 payment due to the Company was recorded to the par value and additional paid-in-capital sections of the balance sheet. The agreement resulted in an aggregate of 2,875,000 shares of common stock held by the initial stockholders, of which an aggregate of up to 375,000 shares were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part. On February 4, 2022, the Sponsor forfeited 373,750 shares and as a result, there are currently 2,501,250 founder shares issued and outstanding. An aggregate of up to 326,250 of such shares was subject to forfeiture to the extent that the over-allotment option was not exercised by the underwriter in full or in part, so that the Sponsor will own 22.48% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders do not purchase any Units in the Initial Public Offering and excluding the representative and consultant shares). No shares were forfeited since the underwriter did exercise the over-allotment in full.

The Founder Shares are identical to the common stock previously included in the Units sold in the Initial Public Offering except that the Founder Shares are convertible under the circumstances described below and subject to certain transfer restrictions, as described in more detail below.

The Company’s initial stockholders have agreed not to transfer, assign or sell any of their Founder Shares until the earlier of (A) 180 days after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination or (B) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Units

The Sponsor, together with such other members, if any, of the Company’s executive management, directors, advisors or third party investors as determined by the Sponsors in its sole discretion, purchased, in the aggregate, 505,000 units (“Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement which included a share of common stock and warrant to purchase three quarters of one share of common stock at an exercise price of $11.50 per share, subject to certain adjustments (“Private Placement Warrants” and together, the “Private Placement”) that occurred immediately prior to the Public Offering in such amounts as is required to maintain the amount in the Trust Account at $10.30 per Unit sold. The Sponsor agreed that if the over-allotment option was exercised by the underwriter in full or in part, the Sponsor and/or its designees shall purchase from us additional private placement units on a pro rata basis in an amount that is necessary to maintain in the trust account $10.30. Since the over-allotment was exercised in full, the Sponsor purchased 505,000 Private Placement Units. The purchase price of the Private Placement Units was added to the proceeds from the Public Offering to be held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Units (including the warrants and common stock issuable upon exercise of the Private Placement Units) will not be transferable, assignable, or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the original holders or their permitted transferees. If the Private Placement Units are held by someone other than the original holders or their permitted transferees, the Private Placement Units will be redeemable by the Company and exercisable by such holders on the same basis as the Warrants included in the Units being sold in the Initial Public Offering. Otherwise, the Private Placement Units have terms and provisions that are substantially identical to those of the Warrants sold as part of the Units in the Initial Public Offering.

If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distributions to the public stockholders and the Warrants issued to the Sponsor will expire worthless.

Related Party Loans and Costs

In addition, in order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). The Working Capital Loans may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,000,000 of the Working Capital Loans may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. There were no such Working Capital Loans taken as of December 31, 2022.

In December 2022, the Company received $100,000 in cash proceeds from a member of the Board of Directors on an unsecured, non-interest bearing basis. This amount was included in Advances from related parties on the Company’s balance sheet as of December 31, 2022. In January 2023, the Company received an additional $300,000 in cash proceeds and entered into a note and warrant purchase agreement. See Note 9.

In addition, the Sponsor or an affiliate of the Sponsor or certain of the Company’s or Sponsor’s officers and directors may provide the Company with uncompensated advisory services.

During the three months ended March 31, 2021, a shareholder of the Sponsor advanced a total of $63,200 in cash advances to the Company to pay certain deferred offering costs, and paid an additional $25,000 on the Company’s behalf for offering costs. These advances are unsecured, non-interest bearing and are due on demand.

In February 2022, the Company repaid the $88,200 in short-term advances from a shareholder of the Sponsor, and agreed to pay an additional $190,202 for expenses the individual incurred related to services provided by our Sponsor, included in Formation and operating costs on the Company’s statements of operations.

Following the IPO, effective April 14, 2022, the Company entered into an agreement with Rhone Merchant Resources Inc. (formerly known as Houston Natural Resources Inc)., a Company controlled by our Chairman and CEO, for services related to identifying potential business combination targets. The Company paid $275,000 up front related to this agreement in February 2022, and is included in Prepaid Expenses on the Company’s balance sheet. Based on the terms of the agreement, the prepaid expense is being amortized through the earlier of the one-year anniversary of the Company’s IPO, or the date the Business Combination is completed. As of December 31, 2022, the unamortized balance of the prepaid balance was $37,089.

Administrative Service Agreement

The Company has agreed to pay $10,000 a month for office space, utilities and secretarial support provided by Rhone Merchant Resources Inc. (formerly known as Houston Natural Resources, Inc.), an affiliate of the Sponsor. The administrative services will commence on the date the securities are first listed on NYSE American and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. The Company has paid a total of $105,000 under this agreement during the year ended December 31, 2022 and paid an additional $10,000 prior to the effective date of the agreement. The Company owed $5,000 under this agreement as of December 31, 2022. The Company recognized $105,000 of expense related to this agreement during the year ended December 31, 2022, with $15,000 recorded as a prepaid expense. The Company paid $9,250 under this agreement during the year ended December 31, 2021.

Other

On December 8, 2021, the Board of Directors of the Company agreed to compensate the directors of the Company through the issuance of shares of the Company equal in value to $100,000 per director, which shall be payable and issued subject to one year of continued service to the Company commencing after the completion of the initial business combination (and which shall be pro-rated for any period less than one year of service).

On May 1, 2022, and effective April 6, 2022, the Company entered into a consulting agreement in the ordinary course of business with a stockholder who owns 400,000 non-redeemable common shares, whereby any business acquisition that the Company closes through referral by the consultant will entitle the consultant to a finders fee. During the year ended December 31, 2022, the Company also paid this stockholder $61,000 related to costs of capital associated with the Company’s IPO and $30,260 of acquisition related costs. During the year ended December 31, 2022, this stockholder paid expenses of $29,000 on behalf of the Company. The Company included the amount owed to the stockholder in Advances from related parties on the Company’s balance sheet as of December 31, 2022. These expenses and an additional $27,000 paid subsequent to December 31, 2022 were restructured into a promissory note as discussed in Note 9.

During the year ended December 31, 2022, the Company incurred and paid $15,000 to a company controlled by a member of the Board of Directors of the Company for due diligence costs of potential acquisition targets.